CONVERTIBLE DEBENTURES (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number of shares underlying warrants	327,273
Exercise price	$ 1
Expected dividend yield	0.00%
Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Volatility	20.11%
Risk-free interest rate	1.38%
Expected warrant life (years)	3 years 6 months
Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Volatility	20.47%
Risk-free interest rate	1.65%
Expected warrant life (years)	4 years